Income Taxes - Tax effects of temporary differences related to deferred taxes shown on balance sheets (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for loan losses	$ 1,015,661	$ 1,060,419
Deferred compensation	1,817,124	1,712,570
State net operating loss carryforward		4,749
Other	29,497	40,270
Deferred tax assets, gross, total	2,862,282	2,818,008
Deferred tax liabilities
Unrealized gains on available-for-sale securities	(407,145)	(366,521)
Depreciation	(434,043)	(478,427)
Federal Home Loan Bank stock dividends	(147,858)	(152,224)
Prepaid expenses	(56,374)	(79,868)
Mortgage servicing rights	(233,795)	(254,762)
Deferred tax liabilities, gross, total	(1,279,215)	(1,331,802)
Net deferred tax asset	$ 1,583,067	$ 1,486,206